Acquisitions, Development and Divestitures (Acquisitions) (Detail) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended			12 Months Ended
		Jun. 01, 2015 USD ($) shares	Nov. 30, 2014 USD ($) Facility MW	Dec. 31, 2015 USD ($) MW	Jun. 30, 2015 USD ($) asset_group $ / shares MW	Jun. 30, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) Project Employee Assets Applications MW	Dec. 31, 2013 USD ($) MW	Dec. 31, 2012 USD ($)
Discontinued Operations (Details) [Abstract]
Income (loss) from Discontinued Operations					$ 1	$ 3
Property, plant and equipment included in assets of discontinued operations					375
Preliminary Allocation of the Purchase Price
Goodwill	[1]				470		$ 72
RJS Power
Development Projects [Abstract]
Total consideration		$ 902
Preliminary Allocation of the Purchase Price
Current assets	[2]	123
Assets of discontinued operations		412
PP&E		1,782
Other intangibles	[3]	42
Current liabilities		(185)
Liabilities of discontinued operations		(25)
Long-term debt		(1,244)
Deferred income taxes		(321)
Other noncurrent liabilities	[4]	(80)
Net identifiable assets acquired		504
Goodwill		398
Net assets acquired		902
Accounts receivable acquired		28
Out-of-the-money coal contracts		33
Pro Forma Information
Actual operating revenue					102
Actual net income	[5]				14
Pro forma operating revenues					2,303	603
Pro forma income (loss) after tax from continuing operations					$ 125	$ (32)
Pro Forma earnings per share, basic (in dollars per share) | $ / shares					$ 0.97	$ (0.25)
Nonrecurring acquisition, integration and other costs					$ 5
RJS Power | Pipeline lease
Preliminary Allocation of the Purchase Price
Other intangibles		$ 25
Amortization period		14 years
RJS Power | Ash site permit
Preliminary Allocation of the Purchase Price
Other intangibles		$ 17
Amortization period		10 years
RJS Power | Common Stock
Development Projects [Abstract]
Shares issued in acquisition (in shares) | shares		44,974,658
MACH Gen. LLC | Scenario, Forecast
Development Projects [Abstract]
Total consideration				$ 1,175
Pro Forma Information
Generating capacity | MW				2,500
Spinoff | Spinoff from PPL
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Number of asset groups proposed to be divested, one of which to be selected | asset_group					2
Number of asset groups that will be divested | asset_group					1
Spinoff | Spinoff from PPL | Minimum
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Capacity, in total, to be divested in connection with the spinoff (in MW) | MW					1,300
Spinoff | Spinoff from PPL | Maximum
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Capacity, in total, to be divested in connection with the spinoff (in MW) | MW					1,400
Talen Montana Hydro Sale
Divestitures - Montana Hydro Sale (Numeric) [Abstract]
Capacity of facilities sold (in MW) | MW			633
Agreed upon sales price for disposal of hydroelectric facilities owned by PPL Montana			$ 900
Number of hydroelectric facilities owned by PPL Montana sold | Facility			11
Discontinued Operations (Details) [Abstract]
Operating revenues						$ 70
Interest expense	[6]					5
Income (loss) before income taxes	[7]					9
Income (loss) from Discontinued Operations	[7]					$ 3
PPL Energy Supply LLC [Member]
Divestitures - Montana Hydro Sale (Numeric) [Abstract]
Capacity of facilities sold (in MW) | MW							633
Agreed upon sales price for disposal of hydroelectric facilities owned by PPL Montana							$ 900
Number of hydroelectric facilities owned by PPL Montana sold							11
Discontinued Operations (Details) [Abstract]
Income (loss) from Discontinued Operations							$ 223	$ 32	$ 46
Loss on lease termination							0	(697)	0
Loss on sale-leaseback termination, after-tax								413
Payment on lease termination								271
Preliminary Allocation of the Purchase Price
Goodwill							72	$ 86
PPL Energy Supply LLC [Member] | Rainbow Hydroelectric Plant Expansion [Member]
Development Projects [Abstract]
Completed capacity expansion (in MW) | MW								63
Cumulative deferred investments tax credits recorded							60
Treasury grants approved, accepted and to be received in lieu of tax credits							56
PPL Energy Supply LLC [Member] | Holtwood Hydroelectric Plant Expansion [Member]
Development Projects [Abstract]
Completed capacity expansion (in MW) | MW								125
Cumulative deferred investments tax credits recorded							117
Treasury grants approved, accepted and to be received in lieu of tax credits							$ 108
PPL Energy Supply LLC [Member] | Proposed Bell Bend Nuclear Unit [Member]
Development Projects [Abstract]
Number of applicants still active in DOE nuclear guarantee program | Applications							8
Number of applicants that submitted loan guarantees to the DOE | Applications							10
Current appropriated federal loan guarantees for nuclear projects							$ 18,500
Maximum number of projects the DOE is expected to finance | Project							3
Amount currently authorized by Board of Directors to spend on Bell Bend COLA							$ 224
Capitalized costs associated with licensing efforts							$ 188	$ 173
PPL Energy Supply LLC [Member] | Spinoff | Spinoff from PPL
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Number of employees impacted | Employee							112
PPL Energy Supply LLC [Member] | Spinoff | Spinoff from PPL | Minimum
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Additional seperation costs to be recognized at the spinoff closing date							$ 30
PPL Energy Supply LLC [Member] | Spinoff | Spinoff from PPL | Maximum
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Additional seperation costs to be recognized at the spinoff closing date							40
PPL Energy Supply LLC [Member] | Spinoff | Spinoff from PPL | Other Operation Maintenance [Member]
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Seperation benefits							$ 16
PPL Energy Supply LLC [Member] | Spinoff from PPL
Divestitures - Anticipated Spinoff of PPL Energy Supply (Numeric) [Abstract]
Spinoff agreement execution date							Jun. 09, 2014
Certain details of spinoff transaction							PPL and PPL Energy Supply executed definitive agreements with affiliates of Riverstone to combine their competitive power generation businesses into a new, stand-alone, publicly traded company named Talen Energy. Under the terms of the agreements, at closing, PPL will spin off to PPL shareowners a newly formed entity, Talen Energy Holdings, Inc. (Holdco), which at such time will own all of the membership interests of PPL Energy Supply and all of the common stock of Talen Energy. Immediately following the spinoff, Holdco will merge with a special purpose subsidiary of Talen Energy, with Holdco continuing as the surviving company to the merger and as a wholly owned subsidiary of Talen Energy and the sole owner of PPL Energy Supply. Substantially contemporaneous with the spinoff and merger, RJS Power will be contributed by its owners to become a subsidiary of Talen Energy.
Initial percent ownership in new company, Talen Energy, by PPL shareowners							65.00%
Initial percent ownership in new company, Talen Energy, by Riverstone Holdings, LLC							35.00%
Minimum capacity of revolving credit facility for Talen required at closing under agreement terms							$ 1,000
Capacity, in total, to be divested in connection with the spinoff (in MW) | MW							1,300
Number of asset groups proposed to be divested, one of which to be selected | Assets							2
Number of asset groups that will be divested | Assets							1
Maximum term after closing to divest an asset group (in months)							Within 12 months
Spinoff expected completion date							Expected to close in the second quarter of 2015
PPL Energy Supply LLC [Member] | Talen Montana Hydro Sale
Discontinued Operations (Details) [Abstract]
Operating revenues							$ 117	139	154
Gain on the sale							306
Interest expense	[8]						9	12	10
Income (loss) before income taxes							332	49	73
Income (loss) from Discontinued Operations							223	$ 32	$ 46
Property, plant and equipment included in assets of discontinued operations							544
Goodwill included in assets of discontinued operations							$ 14

[1]	There were no accumulated impairment losses related to goodwill.
[2]	Includes gross contractual amount of the accounts receivable acquired of $28 million, which approximates fair value.
[3]	Includes $25 million for a pipeline lease that will be amortized over a 14 year period, and $17 million for an ash site permit that has an amortization period of 10 years.
[4]	Includes $33 million for "out-of-the-money" coal contracts that will be amortized over the contract term as the coal is consumed.
[5]	Includes the operating results of Sapphire, which are classified as discontinued operations.
[6]	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
[7]	Includes an impairment charge related to the Kerr Dam Project. See Note 13 for additional information.
[8]	Represents allocated interest expense based upon the discontinued operations share of the net assets of PPL Energy Supply.